Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Dror Ortho-Design, Inc.
Entity Central Index Key	0001282980
Entity Primary SIC Number	3577
Entity Tax Identification Number	85-0461778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Shatner Street 3
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	(0)74-700-6700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Mr. Eliyahu (Lee) Haddad